First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES — 25.0%
	Automobiles — 0.4%
303,738	Ford Motor Co.	6.20%	06/01/59	$6,670,086
569,484	Ford Motor Co.	6.00%	12/01/59	12,226,822
462,967	Ford Motor Co.	6.50%	08/15/62	10,555,648
				29,452,556
	Banks — 1.3%
1,209,025	Bank of America Corp., Series KK	5.38%	(a)	27,481,138
110,067	Bank of America Corp., Series NN	4.38%	(a)	2,008,723
16,247	Bank of America Corp., Series SS	4.75%	(a)	322,503
310,000	Citigroup, Inc., Series II (b)	6.25%	(a)	7,777,900
8,729	JPMorgan Chase & Co., Series DD	5.75%	(a)	218,225
7,606	JPMorgan Chase & Co., Series GG	4.75%	(a)	154,782
533,024	JPMorgan Chase & Co., Series LL	4.63%	(a)	10,607,178
303,247	Pinnacle Financial Partners, Inc., Series C	6.75%	(a)	7,544,785
156,680	Truist Financial Corp., Series R	4.75%	(a)	3,074,062
115,824	US Bancorp, Series K	5.50%	(a)	2,720,706
194,137	Wells Fargo & Co., Series Z	4.75%	(a)	3,824,499
613,334	Wintrust Financial Corp., Series F (c)	7.88%	(a)	16,296,284
				82,030,785
	Capital Markets — 3.6%
310,069	Affiliated Managers Group, Inc.	5.88%	03/30/59	6,666,483
197,154	Affiliated Managers Group, Inc.	4.75%	09/30/60	3,442,309
857,989	Affiliated Managers Group, Inc.	4.20%	09/30/61	13,315,989
1,168,325	Affiliated Managers Group, Inc.	6.75%	03/30/64	28,390,297
896,269	Bank of New York Mellon (The) Corp., Series K (c)	6.15%	(a)	23,087,889
665,911	Brookfield Oaktree Holdings LLC, Series A	6.63%	(a)	14,510,201
1,036,421	Brookfield Oaktree Holdings LLC, Series B	6.55%	(a)	22,334,873
1,970,124	Carlyle Finance LLC	4.63%	05/15/61	34,181,651
149,755	DigitalBridge Group, Inc., Series H	7.13%	(a)	2,876,794
598,173	DigitalBridge Group, Inc., Series I	7.15%	(a)	11,658,392
371,318	DigitalBridge Group, Inc., Series J	7.13%	(a)	7,162,724
1,012,578	KKR Group Finance Co. IX LLC	4.63%	04/01/61	17,730,241
144,127	Morgan Stanley, Series K	5.85%	(a)	3,548,407
13,521	Morgan Stanley, Series P	6.50%	(a)	344,245
398,053	Morgan Stanley, Series Q	6.63%	(a)	10,436,950
212,696	State Street Corp., Series G	5.35%	(a)	4,983,467
1,189,692	TPG Operating Group II, L.P.	6.95%	03/15/64	30,015,929
				234,686,841
	Consumer Finance — 0.0%
65,398	Capital One Financial Corp., Series I	5.00%	(a)	1,287,687
	Diversified REITs — 0.2%
493,052	Global Net Lease, Inc., Series A	7.25%	(a)	11,542,347
	Diversified Telecommunication Services — 0.5%
627,289	AT&T, Inc.	5.35%	11/01/66	14,088,911
40,027	AT&T, Inc., Series A	5.00%	(a)	824,556
757,464	AT&T, Inc., Series C	4.75%	(a)	14,619,055
				29,532,522
	Electric Utilities — 3.2%
3,473,570	NextEra Energy Capital Holdings, Inc., Series U	6.50%	06/01/85	88,923,392
50,423	Southern (The) Co.	5.25%	12/01/77	1,119,895

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Electric Utilities (Continued)
778,002	Southern (The) Co.	6.50%	03/15/85	$20,064,672
594,749	Southern (The) Co., Series 2020	4.95%	01/30/80	12,222,092
94,939	Southern (The) Co., Series C	4.20%	10/15/60	1,736,434
3,263,139	Xcel Energy, Inc.	6.25%	10/15/85	81,252,161
				205,318,646
	Financial Services — 1.6%
947	Apollo Global Management, Inc. (c)	7.63%	09/15/53	24,963
2,766,604	Corebridge Financial, Inc.	6.38%	12/15/64	66,149,502
1,386,108	Equitable Holdings, Inc., Series A	5.25%	(a)	29,025,101
114,642	Jackson Financial, Inc. (c)	8.00%	(a)	2,993,303
224,438	Voya Financial, Inc., Series B (c)	5.35%	(a)	5,471,798
				103,664,667
	Food Products — 0.1%
49,047	CHS, Inc., Series 2	7.10%	(a)	1,248,246
253,247	CHS, Inc., Series 3	6.75%	(a)	6,351,435
				7,599,681
	Independent Power and Renewable Electricity Producers — 0.4%
891,011	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	13,570,098
638,546	Brookfield Renewable Partners, L.P., Series 17	5.25%	(a)	11,468,286
				25,038,384
	Insurance — 7.7%
3,148,778	AEGON Funding Co., LLC	5.10%	12/15/49	63,416,389
122,810	Allstate (The) Corp., Series H	5.10%	(a)	2,646,555
1,061,742	American National Group, Inc.	7.38%	(a)	26,607,254
32	Arch Capital Group Ltd., Series F	5.45%	(a)	678
339,190	Arch Capital Group Ltd., Series G	4.55%	(a)	6,037,582
490,244	Aspen Insurance Holdings Ltd.	5.63%	(a)	9,736,246
2,072,470	Aspen Insurance Holdings Ltd.	5.63%	(a)	41,014,181
773,301	Assurant, Inc.	5.25%	01/15/61	15,930,001
1,695,186	Athene Holding Ltd. (c)	7.25%	03/30/64	42,854,302
1,203,489	Athene Holding Ltd., Series A (c)	6.35%	(a)	29,822,457
22,322	Athene Holding Ltd., Series B	5.63%	(a)	443,092
1,271,509	Athene Holding Ltd., Series E (c)	7.75%	(a)	32,881,223
454,366	Axis Capital Holdings Ltd., Series E	5.50%	(a)	9,219,086
799,000	CNO Financial Group, Inc. (d)	5.13%	11/25/60	15,396,730
2,530,652	Enstar Group Ltd., Series D (c)	7.00%	(a)	60,735,648
1,736,379	F&G Annuities & Life, Inc.	7.95%	12/15/53	44,538,121
2,817,676	F&G Annuities & Life, Inc.	7.30%	01/15/65	63,735,831
87,348	Globe Life, Inc.	4.25%	06/15/61	1,498,018
4,142	MetLife, Inc., Series F	4.75%	(a)	82,840
226,438	Phoenix (The) Cos., Inc.	7.45%	01/15/32	4,330,627
14,342	Prudential Financial, Inc.	5.63%	08/15/58	344,208
26,228	Reinsurance Group of America, Inc. (c)	7.13%	10/15/52	667,503
24,984	Reinsurance Group of America, Inc. (c)	5.75%	06/15/56	625,100
85,784	RenaissanceRe Holdings Ltd., Series F	5.75%	(a)	1,918,130
859,247	RenaissanceRe Holdings Ltd., Series G	4.20%	(a)	13,885,432
370,556	W.R. Berkley Corp.	5.10%	12/30/59	7,714,976
				496,082,210

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Mortgage REITs — 0.6%
300,535	AGNC Investment Corp., Series D, 3 Mo. CME Term SOFR + CSA + 4.33% (e)	8.27%	(a)	$7,501,354
37,960	AGNC Investment Corp., Series E, 3 Mo. CME Term SOFR + CSA + 4.99% (e)	8.92%	(a)	967,221
449,245	AGNC Investment Corp., Series F, 3 Mo. CME Term SOFR + CSA + 4.70% (e)	8.62%	(a)	11,285,034
208,460	AGNC Investment Corp., Series H	8.75%	(a)	5,409,537
153,358	Annaly Capital Management, Inc., Series F, 3 Mo. CME Term SOFR + CSA + 4.99% (e)	8.92%	(a)	3,967,371
266,209	Annaly Capital Management, Inc., Series J	8.88%	(a)	7,014,607
				36,145,124
	Multi-Utilities — 2.4%
558,548	Algonquin Power & Utilities Corp., Series 19-A, 3 Mo. CME Term SOFR + CSA + 4.01% (e)	8.53%	07/01/79	14,444,051
664,059	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	11,162,832
616,426	Brookfield Infrastructure Partners, L.P., Series 13	5.13%	(a)	10,540,885
56,983	Brookfield Infrastructure Partners, L.P., Series 14	5.00%	(a)	952,756
981,724	CMS Energy Corp.	5.88%	10/15/78	23,325,762
549,229	CMS Energy Corp.	5.88%	03/01/79	13,208,957
20,021	DTE Energy Co.	4.38%	12/01/81	355,373
70,998	DTE Energy Co., Series E	5.25%	12/01/77	1,587,515
2,583,389	DTE Energy Co., Series H	6.25%	10/01/85	64,068,047
771,364	Sempra	5.75%	07/01/79	17,355,690
				157,001,868
	Oil, Gas & Consumable Fuels — 0.1%
406,861	TransCanada PipeLines Ltd.	6.25%	11/01/85	10,090,153
	Real Estate Management & Development — 0.6%
1,440,450	Brookfield Property Partners, L.P., Series A	5.75%	(a)	19,993,446
1,234,804	Brookfield Property Partners, L.P., Series A2	6.38%	(a)	18,534,408
				38,527,854
	Specialized REITs — 0.1%
39,376	Public Storage, Series K	4.75%	(a)	766,651
267,640	Public Storage, Series L	4.63%	(a)	5,109,247
				5,875,898
	Wireless Telecommunication Services — 2.2%
605,613	T-Mobile USA, Inc.	6.25%	09/01/69	15,231,167
3,100,717	T-Mobile USA, Inc.	5.50%	03/01/70	70,975,412
2,371,574	T-Mobile USA, Inc.	5.50%	06/01/70	54,380,192
				140,586,771
	Total $25 Par Preferred Securities			1,614,463,994
	(Cost $1,723,688,006)
$1,000 PAR PREFERRED SECURITIES — 2.2%
	Banks — 2.2%
6,691	Bank of America Corp., Series L	7.25%	(a)	8,336,986
110,579	Wells Fargo & Co., Series L	7.50%	(a)	136,450,063
	Total $1,000 Par Preferred Securities			144,787,049
	(Cost $154,065,370)

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES — 70.9%
	Banks — 40.9%
$22,600,000	Banco Bilbao Vizcaya Argentaria S.A. (c) (f)	7.75%	(a)	$24,321,171
25,200,000	Banco Bilbao Vizcaya Argentaria S.A. (c) (f)	9.38%	(a)	28,268,755
11,320,000	Banco de Credito e Inversiones S.A. (c) (f) (g)	8.75%	(a)	12,227,751
5,000,000	Banco de Credito e Inversiones S.A. (c) (f) (h)	8.75%	(a)	5,400,950
22,250,000	Banco Mercantil del Norte S.A. (c) (f) (g)	7.50%	(a)	23,013,420
15,700,000	Banco Mercantil del Norte S.A. (c) (f) (g)	7.63%	(a)	16,166,368
21,630,000	Banco Mercantil del Norte S.A. (c) (f) (g)	8.38%	(a)	23,347,530
25,000,000	Banco Mercantil del Norte S.A. (c) (f) (g)	8.75%	(a)	27,097,050
33,100,000	Banco Santander S.A. (c) (f)	8.00%	(a)	36,505,229
21,600,000	Banco Santander S.A. (c) (f)	9.63%	(a)	23,988,722
50,600,000	Banco Santander S.A. (c) (f)	9.63%	(a)	61,093,074
155,649,000	Bank of America Corp. (c)	6.63%	(a)	161,819,860
60,800,000	Bank of Montreal (c)	7.70%	05/26/84	64,689,802
30,189,000	Bank of Montreal (c)	7.30%	11/26/84	32,224,856
17,168,000	Bank of Montreal, Series 6 (c)	6.88%	11/26/85	17,690,457
38,764,000	Bank of Nova Scotia (The) (c)	8.63%	10/27/82	41,068,714
44,149,000	Bank of Nova Scotia (The) (c)	8.00%	01/27/84	47,304,725
37,800,000	Bank of Nova Scotia (The) (c)	7.35%	04/27/85	39,624,077
21,720,000	Bank of Nova Scotia (The) (c)	6.88%	10/27/85	22,313,673
7,205,000	Barclays PLC (c) (f)	4.38%	(a)	7,012,979
17,900,000	Barclays PLC (c) (f)	7.63%	(a)	19,299,869
100,000,000	Barclays PLC (c) (f)	8.00%	(a)	106,959,400
25,750,000	Barclays PLC (c) (f)	9.63%	(a)	29,298,556
11,600,000	BBVA Mexico S.A. (c) (f) (g)	5.88%	09/13/34	11,620,381
12,300,000	BBVA Mexico S.A. (c) (f) (g)	7.63%	02/11/35	13,010,230
31,600,000	BBVA Mexico S.A. (c) (f) (g)	8.45%	06/29/38	35,149,059
59,483,000	BNP Paribas S.A. (c) (f) (g)	4.63%	(a)	55,526,857
9,300,000	BNP Paribas S.A. (c) (f) (g)	7.38%	(a)	9,828,268
36,770,000	BNP Paribas S.A. (c) (f) (g)	7.75%	(a)	39,075,222
28,020,000	BNP Paribas S.A. (c) (f) (g)	8.00%	(a)	30,614,680
56,900,000	BNP Paribas S.A. (c) (f) (g)	8.50%	(a)	60,962,034
8,300,000	BNP Paribas S.A. (c) (f) (g)	9.25%	(a)	8,869,712
15,000,000	Canadian Imperial Bank of Commerce (c)	6.95%	01/28/85	15,487,740
44,100,000	Canadian Imperial Bank of Commerce (c)	7.00%	10/28/85	45,847,639
75,485,000	Citigroup, Inc. (c)	6.63%	(a)	76,890,836
12,438,000	Citigroup, Inc., Series BB (c)	7.20%	(a)	12,943,194
20,832,000	Citigroup, Inc., Series DD (c)	7.00%	(a)	21,822,841
24,700,000	Citigroup, Inc., Series FF (c)	6.95%	(a)	25,457,994
35,958,000	Citigroup, Inc., Series GG (c)	6.88%	(a)	36,757,930
12,500,000	CoBank ACB (c)	7.25%	(a)	12,838,462
34,455,000	CoBank ACB, Series K (c)	6.45%	(a)	34,754,517
36,800,000	Commerzbank AG (c) (f) (h)	7.50%	(a)	38,926,709
45,578,000	Credit Agricole S.A. (c) (f) (g)	6.70%	(a)	46,636,503
75,172,000	Credit Agricole S.A. (c) (f) (g)	7.13%	(a)	78,643,443
6,200,000	Farm Credit Bank of Texas (c)	7.75%	(a)	6,500,836
7,650,000	Farm Credit Bank of Texas, Series 3 (c) (g)	6.20%	(a)	7,662,661
7,460,000	Farm Credit Bank of Texas, Series 6 (c)	7.00%	(a)	7,766,308
30,950,000	First Citizens BancShares, Inc., Series D (c)	7.00%	(a)	31,667,452
11,380,000	HSBC Holdings PLC (c) (f)	6.88%	(a)	11,763,290
48,450,000	HSBC Holdings PLC (c) (f)	6.95%	(a)	51,039,390

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$30,900,000	HSBC Holdings PLC (c) (f)	7.05%	(a)	$32,228,515
56,700,000	HSBC Holdings PLC (c) (f)	8.00%	(a)	59,699,770
49,511,000	Huntington Bancshares, Inc., Series K (c)	6.25%	(a)	49,535,795
57,807,000	ING Groep N.V. (c) (f)	7.00%	(a)	60,505,142
22,200,000	ING Groep N.V. (c) (f) (h)	7.25%	(a)	23,742,545
285,000	ING Groep N.V. (c) (f) (h)	7.50%	(a)	297,782
38,873,000	ING Groep N.V. (c) (f) (h)	8.00%	(a)	42,258,105
82,350,000	JPMorgan Chase & Co., Series NN (c)	6.88%	(a)	87,031,844
9,300,000	Lloyds Banking Group PLC (c) (f)	6.63%	(a)	9,230,804
50,000,000	Lloyds Banking Group PLC (c) (f)	8.00%	(a)	54,309,200
40,500,000	Mitsubishi UFJ Financial Group, Inc. (c) (f)	6.35%	(a)	41,492,088
24,705,000	NatWest Group PLC (c) (f)	8.13%	(a)	27,935,055
12,520,000	Nordea Bank Abp (c) (f) (g)	6.75%	(a)	12,869,346
14,810,000	PNC Financial Services Group (The), Inc., Series U (c)	6.00%	(a)	14,914,011
19,095,000	PNC Financial Services Group (The), Inc., Series V (c)	6.20%	(a)	19,401,952
41,711,000	PNC Financial Services Group (The), Inc., Series W (c)	6.25%	(a)	43,115,242
12,156,000	Royal Bank of Canada (c)	6.35%	11/24/84	11,961,817
58,100,000	Royal Bank of Canada (c)	6.75%	08/24/85	60,109,853
35,640,000	Royal Bank of Canada (c)	6.50%	11/24/85	35,482,856
33,820,000	Societe Generale S.A. (c) (f) (g)	9.38%	(a)	36,140,694
32,870,000	Societe Generale S.A. (c) (f) (g)	10.00%	(a)	36,599,825
17,420,000	Sumitomo Mitsui Financial Group, Inc. (c) (f)	6.60%	(a)	18,002,438
8,600,000	Swedbank AB (c) (f) (h)	7.75%	(a)	9,313,800
63,430,000	Toronto-Dominion Bank (The) (c)	8.13%	10/31/82	66,488,848
28,200,000	Toronto-Dominion Bank (The) (c)	6.35%	10/31/85	28,677,088
55,303,000	Wells Fargo & Co. (c)	6.85%	(a)	57,871,521
5,000,000	Wells Fargo & Co. (c)	7.63%	(a)	5,327,970
				2,643,345,082
	Capital Markets — 6.9%
40,400,000	Ares Finance Co. III LLC (c) (g)	4.13%	06/30/51	39,966,443
11,900,000	Bank of New York Mellon Corp. (The) (c)	5.95%	(a)	12,097,314
73,169,000	Charles Schwab (The) Corp., Series H (c)	4.00%	(a)	68,690,347
81,425,000	Credit Suisse Group AG, Claim (d) (i) (j) (k)			27,993,915
1,200,000	Credit Suisse Group AG, Claim (d) (i) (j) (k)			412,560
51,775,000	Credit Suisse Group AG, Claim (d) (i) (j) (k)			17,800,245
76,900,000	Credit Suisse Group AG, Claim (d) (i) (j) (k)			26,438,220
27,200,000	Credit Suisse Group AG, Claim (d) (i) (j) (k)			9,351,360
24,800,000	Deutsche Bank AG (c) (f) (h)	8.13%	(a)	26,756,416
15,500,000	Goldman Sachs Group (The), Inc. (c)	6.85%	(a)	16,161,435
375,000	Goldman Sachs Group (The), Inc., Series R (c)	7.56%	(a)	375,389
13,608,000	Goldman Sachs Group (The), Inc., Series W (c)	7.50%	(a)	14,404,921
72,610,000	Goldman Sachs Group (The), Inc., Series X (c)	7.50%	(a)	76,691,481
30,900,000	Goldman Sachs Group (The), Inc., Series Y (c)	6.13%	(a)	31,498,145
31,200,000	Nomura Holdings, Inc. (c) (f)	7.00%	(a)	32,436,737
12,536,000	State Street Corp., Series I (c)	6.70%	(a)	13,010,400
27,247,000	State Street Corp., Series J (c)	6.70%	(a)	28,561,668
				442,646,996
	Diversified Telecommunication Services — 1.7%
64,644,000	Bell Canada (c)	7.00%	09/15/55	67,823,192

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Diversified Telecommunication Services (Continued)
$12,456,000	TELUS Corp. (c)	6.63%	10/15/55	$12,745,042
26,177,000	TELUS Corp. (c)	7.00%	10/15/55	27,389,956
				107,958,190
	Electric Utilities — 4.5%
51,590,000	American Electric Power Co., Inc. (c)	6.95%	12/15/54	55,304,325
36,830,000	American Electric Power Co., Inc., Series D (c)	6.05%	03/15/56	36,585,987
23,875,000	Duke Energy Corp. (c)	6.45%	09/01/54	24,990,404
24,750,000	Entergy Corp. (c)	6.10%	06/15/56	24,741,922
21,680,000	EUSHI Finance, Inc. (c)	7.63%	12/15/54	22,816,075
37,000,000	EUSHI Finance, Inc. (c)	6.25%	04/01/56	37,244,385
35,006,000	NextEra Energy Capital Holdings, Inc. (c)	6.75%	06/15/54	37,212,323
16,250,000	NextEra Energy Capital Holdings, Inc. (c)	6.50%	08/15/55	17,092,368
31,000,000	Southern (The) Co., Series 2025 (c)	6.38%	03/15/55	32,345,517
				288,333,306
	Financial Services — 2.2%
64,250,000	American AgCredit Corp. (c) (g)	5.25%	(a)	63,525,903
28,250,000	Capital Farm Credit ACA, Series 1 (c) (g)	5.00%	(a)	28,259,888
13,950,000	Compeer Financial ACA (c) (g)	4.88%	(a)	13,746,121
15,480,000	Compeer Financial ACA (c) (g)	7.88%	(a)	15,982,559
18,560,000	Corebridge Financial, Inc. (c)	6.88%	(a)	19,296,516
				140,810,987
	Food Products — 1.8%
10,700,000	Dairy Farmers of America, Inc. (l)	7.13%	(a)	10,790,897
20,360,000	Land O’Lakes Capital Trust I (l)	7.45%	03/15/28	21,037,770
44,888,000	Land O’Lakes, Inc. (g)	7.00%	(a)	40,174,760
14,010,000	Land O’Lakes, Inc. (g)	7.25%	(a)	12,958,862
31,520,000	Land O’Lakes, Inc. (g)	8.00%	(a)	31,636,728
				116,599,017
	Gas Utilities — 0.6%
21,500,000	AltaGas Ltd. (c) (g)	7.20%	10/15/54	22,372,061
18,560,000	Spire, Inc. (c)	6.45%	06/01/56	18,747,249
				41,119,310
	Independent Power and Renewable Electricity Producers — 0.6%
36,425,000	AES (The) Corp. (c)	6.95%	07/15/55	35,636,468
	Insurance — 6.3%
25,000,000	Allianz SE (c) (f) (g)	6.55%	(a)	26,036,975
18,700,000	American National Group, Inc. (c)	7.00%	12/01/55	18,899,062
34,460,000	Assurant, Inc. (c)	7.00%	03/27/48	35,499,367
12,699,000	Assured Guaranty Municipal Holdings, Inc. (c) (g)	6.40%	12/15/66	11,941,760
16,181,000	AXIS Specialty Finance LLC (c)	4.90%	01/15/40	15,622,632
29,400,000	CNP Assurances S.A. (c) (f) (h)	4.88%	(a)	27,991,757
13,700,000	Fortegra Financial Corp. (l)	8.50%	10/15/57	13,643,282
27,045,000	Global Atlantic Fin Co. (c) (g)	7.95%	10/15/54	27,975,862
35,399,000	Global Atlantic Fin Co. (c) (g)	7.25%	03/01/56	35,700,423
69,648,000	Hartford Insurance Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (e) (g)	6.24%	02/12/47	66,456,662
26,429,000	Kuvare US Holdings, Inc. (c) (g)	7.00%	02/17/51	26,395,221
32,050,000	Lancashire Holdings Ltd. (c) (h)	5.63%	09/18/41	32,098,407
5,977,000	Liberty Mutual Group, Inc. (c) (g)	4.13%	12/15/51	5,916,571

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$35,800,000	Meiji Yasuda Life Insurance Co. (c) (g)	6.10%	06/11/55	$36,866,124
7,509,000	MetLife, Inc., Series G (c)	6.35%	03/15/55	7,889,984
15,499,000	Nippon Life Insurance Co. (c) (g)	6.50%	04/30/55	16,592,919
				405,527,008
	Multi-Utilities — 2.7%
1,400,000	CenterPoint Energy, Inc., Series B (c)	6.85%	02/15/55	1,485,845
55,306,000	Dominion Energy, Inc. (c)	6.63%	05/15/55	56,889,687
40,235,000	Dominion Energy, Inc. (c)	6.20%	02/15/56	40,391,862
3,526,000	Dominion Energy, Inc., Series A (c)	6.88%	02/01/55	3,673,464
12,433,000	Dominion Energy, Inc., Series B (c)	7.00%	06/01/54	13,450,417
21,700,000	NiSource, Inc. (c)	6.38%	03/31/55	22,433,916
35,416,000	Sempra (c)	6.40%	10/01/54	35,845,809
2,850,000	Sempra (c)	6.88%	10/01/54	2,922,974
				177,093,974
	Oil, Gas & Consumable Fuels — 1.7%
28,420,000	Enbridge, Inc. (c)	7.63%	01/15/83	31,015,144
52,162,000	Enbridge, Inc. (c)	8.50%	01/15/84	59,705,773
6,750,000	Energy Transfer, L.P., Series G (c)	7.13%	(a)	6,991,704
10,516,000	Transcanada Trust (c)	5.60%	03/07/82	10,472,271
				108,184,892
	Trading Companies & Distributors — 0.5%
36,433,000	Air Lease Corp., Series D (c)	6.00%	(a)	35,208,053
	Wireless Telecommunication Services — 0.5%
30,470,000	Rogers Communications, Inc. (c)	7.13%	04/15/55	31,965,445
	Total Capital Preferred Securities			4,574,428,728
	(Cost $4,521,987,246)

	Total Investments — 98.1%			6,333,679,771
	(Cost $6,399,740,622)
	Net Other Assets and Liabilities — 1.9%			121,360,221
	Net Assets — 100.0%			$6,455,039,992

(a)	Perpetual maturity.
(b)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2026. Interest will begin accruing on the security’s first settlement date.
(c)	Fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2026. At a predetermined date, the fixed rate will change to a variable rate.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(e)	Floating or variable rate security.
(f)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2026, securities noted as such amounted to $1,513,513,596 or 23.4% of net assets. Of these securities, 11.0% originated in emerging markets, and 89.0% originated in foreign markets.

(g)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2026, securities noted as such amounted to $1,107,566,876 or 17.2% of net assets.

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(i)	Claim pending with the administrative court of Switzerland.
(j)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
January 31, 2026, securities noted as such are valued at $81,996,300 or 1.3% of net assets.

(k)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(l)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate

Country Allocation†	% of Net Assets
United States	55.9%
Canada	13.0
France	6.7
United Kingdom	6.3
Bermuda	3.7
Spain	2.7
Mexico	2.3
Japan	2.2
Netherlands	2.0
Germany	1.4
Switzerland	1.3
Chile	0.3
Finland	0.2
Sweden	0.1
Total Investments	98.1
Net Other Assets and Liabilities	1.9
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation.

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Banks	$82,030,785	$74,252,885	$7,777,900	$—
Insurance	496,082,210	431,015,935	65,066,275	—
Other Industry Categories*	1,036,350,999	1,036,350,999	—	—
$1,000 Par Preferred Securities*	144,787,049	144,787,049	—	—
Capital Preferred Securities:
Capital Markets	442,646,996	—	360,650,696	81,996,300
Other Industry Categories*	4,131,781,732	—	4,131,781,732	—
Total Investments	$6,333,679,771	$1,686,406,868	$4,565,276,603	$81,996,300

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs. As of January 31, 2026, Level 3 investments were valued using unadjusted pricing quotes obtained from dealers.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

Beginning Balance at October 31, 2025
Capital Preferred Securities	$81,805,500
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	190,800
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at January 31, 2026
Capital Preferred Securities	81,996,300
Total Level 3 holdings	$81,996,300
There was a net change of $190,800 in unrealized appreciation (depreciation) from Level 3 investments held as of January 31, 2026.

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

Restricted Securities
As of January 31, 2026, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets

Dairy Farmers of America, Inc., 7.13%	09/15/16 - 12/08/21	$10,700,000	$100.85	$10,903,500	$10,790,897	0.17%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17 - 03/12/18	13,700,000	99.59	13,718,430	13,643,282	0.21
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	03/20/15 - 05/08/18	20,360,000	103.33	20,971,328	21,037,770	0.32
				$45,593,258	$45,471,949	0.70%

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Stated Rate	Stated Maturity	Value
$1,000 PAR PREFERRED SECURITIES — 1.3%
	Banks — 1.3%
3,031	Bank of America Corp., Series L	7.25%	(a)	$3,776,626
17,492	Wells Fargo & Co., Series L	7.50%	(a)	21,584,428
	Total $1,000 Par Preferred Securities			25,361,054
	(Cost $26,002,495)

Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES — 96.3%
	Banks — 55.2%
$30,200,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (c)	7.75%	(a)	32,499,972
13,800,000	Banco Bilbao Vizcaya Argentaria S.A. (b) (c)	9.38%	(a)	15,480,509
3,000,000	Banco de Credito e Inversiones S.A. (b) (c) (d)	8.75%	(a)	3,240,570
840,000	Banco de Credito e Inversiones S.A. (b) (c) (e)	8.75%	(a)	907,360
2,000,000	Banco Mercantil del Norte S.A. (b) (c) (d)	6.63%	(a)	1,976,738
10,101,000	Banco Mercantil del Norte S.A. (b) (c) (d)	7.50%	(a)	10,447,575
3,592,000	Banco Mercantil del Norte S.A. (b) (c) (d)	7.63%	(a)	3,698,700
3,400,000	Banco Mercantil del Norte S.A. (b) (c) (d)	8.38%	(a)	3,669,977
4,200,000	Banco Mercantil del Norte S.A. (b) (c) (d)	8.75%	(a)	4,552,304
16,200,000	Banco Santander S.A. (b) (c)	8.00%	(a)	17,866,607
7,000,000	Banco Santander S.A. (b) (c)	9.63%	(a)	7,774,123
21,200,000	Banco Santander S.A. (b) (c)	9.63%	(a)	25,596,308
54,821,000	Bank of America Corp. (c)	6.63%	(a)	56,994,433
5,492,000	Bank of America Corp., Series TT (c)	6.13%	(a)	5,565,884
25,956,000	Bank of Montreal (c)	7.70%	05/26/84	27,616,587
12,500,000	Bank of Montreal (c)	7.30%	11/26/84	13,342,962
1,065,000	Bank of Montreal, Series 6 (c)	6.88%	11/26/85	1,097,410
19,400,000	Bank of Nova Scotia (The) (c)	8.63%	10/27/82	20,553,427
14,600,000	Bank of Nova Scotia (The) (c)	8.00%	01/27/84	15,643,593
14,130,000	Bank of Nova Scotia (The) (c)	7.35%	04/27/85	14,811,857
6,060,000	Bank of Nova Scotia (The) (c)	6.88%	10/27/85	6,225,638
4,170,000	Barclays PLC (b) (c)	4.38%	(a)	4,058,865
14,600,000	Barclays PLC (b) (c)	7.63%	(a)	15,741,793
20,050,000	Barclays PLC (b) (c)	8.00%	(a)	21,445,360
6,650,000	Barclays PLC (b) (c)	9.63%	(a)	7,566,423
700,000	BBVA Mexico S.A. (b) (c) (d)	5.88%	09/13/34	701,230
3,350,000	BBVA Mexico S.A. (b) (c) (d)	7.63%	02/11/35	3,543,437
7,200,000	BBVA Mexico S.A. (b) (c) (d)	8.45%	06/29/38	8,008,646
18,000,000	BNP Paribas S.A. (b) (c) (d)	4.63%	(a)	16,802,842
2,300,000	BNP Paribas S.A. (b) (c) (d)	7.38%	(a)	2,430,647
9,590,000	BNP Paribas S.A. (b) (c) (d)	7.75%	(a)	10,191,226
6,980,000	BNP Paribas S.A. (b) (c) (d)	8.00%	(a)	7,626,355
23,450,000	BNP Paribas S.A. (b) (c) (d)	8.50%	(a)	25,124,072
1,000,000	BNP Paribas S.A. (b) (c) (d)	9.25%	(a)	1,068,640
5,719,000	Canadian Imperial Bank of Commerce (c)	6.95%	01/28/85	5,904,959
23,300,000	Canadian Imperial Bank of Commerce (c)	7.00%	10/28/85	24,223,356
26,236,000	Citigroup, Inc. (c)	6.63%	(a)	26,724,621
4,000,000	Citigroup, Inc., Series BB (c)	7.20%	(a)	4,162,468
4,993,000	Citigroup, Inc., Series DD (c)	7.00%	(a)	5,230,484
6,700,000	Citigroup, Inc., Series FF (c)	6.95%	(a)	6,905,610
8,650,000	Citigroup, Inc., Series GG (c)	6.88%	(a)	8,842,430

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$2,979,000	Citigroup, Inc., Series Y (c)	4.15%	(a)	$2,960,602
12,513,000	Citizens Financial Group, Inc., Series G (c)	4.00%	(a)	12,445,386
3,000,000	CoBank ACB (c)	7.25%	(a)	3,081,231
685,000	CoBank ACB, Series K (c)	6.45%	(a)	690,955
23,400,000	Commerzbank AG (b) (c) (e)	7.50%	(a)	24,752,309
16,996,000	Credit Agricole S.A. (b) (c) (d)	6.70%	(a)	17,390,715
33,354,000	Credit Agricole S.A. (b) (c) (d)	7.13%	(a)	34,894,288
1,500,000	Farm Credit Bank of Texas (c)	7.75%	(a)	1,572,783
800,000	Farm Credit Bank of Texas, Series 3 (c) (d)	6.20%	(a)	801,324
2,040,000	Farm Credit Bank of Texas, Series 6 (c)	7.00%	(a)	2,123,762
8,800,000	First Citizens BancShares, Inc., Series D (c)	7.00%	(a)	9,003,993
4,620,000	HSBC Holdings PLC (b) (c)	6.88%	(a)	4,775,606
23,150,000	HSBC Holdings PLC (b) (c)	6.95%	(a)	24,387,242
8,500,000	HSBC Holdings PLC (b) (c)	7.05%	(a)	8,865,449
19,600,000	HSBC Holdings PLC (b) (c)	8.00%	(a)	20,636,958
17,998,000	Huntington Bancshares, Inc., Series K (c)	6.25%	(a)	18,007,013
31,775,000	ING Groep N.V. (b) (c)	7.00%	(a)	33,258,098
5,440,000	ING Groep N.V. (b) (c) (e)	7.25%	(a)	5,817,993
1,004,000	ING Groep N.V. (b) (c) (e)	7.50%	(a)	1,049,028
8,885,000	ING Groep N.V. (b) (c) (e)	8.00%	(a)	9,658,716
9,883,000	JPMorgan Chase & Co., Series KK (c)	3.65%	(a)	9,879,349
22,200,000	JPMorgan Chase & Co., Series NN (c)	6.88%	(a)	23,462,137
2,600,000	Lloyds Banking Group PLC (b) (c)	6.63%	(a)	2,580,655
18,780,000	Lloyds Banking Group PLC (b) (c)	8.00%	(a)	20,398,536
11,050,000	Mitsubishi UFJ Financial Group, Inc. (b) (c)	6.35%	(a)	11,320,681
5,000,000	NatWest Group PLC (b) (c)	7.30%	(a)	5,310,090
11,800,000	NatWest Group PLC (b) (c)	8.13%	(a)	13,342,791
14,980,000	Nordea Bank Abp (b) (c) (d)	6.75%	(a)	15,397,987
11,084,000	PNC Financial Services Group (The), Inc., Series U (c)	6.00%	(a)	11,161,843
12,525,000	PNC Financial Services Group (The), Inc., Series V (c)	6.20%	(a)	12,726,339
8,499,000	PNC Financial Services Group (The), Inc., Series W (c)	6.25%	(a)	8,785,127
13,094,000	Royal Bank of Canada (c)	6.35%	11/24/84	12,884,834
15,550,000	Royal Bank of Canada (c)	6.75%	08/24/85	16,087,921
10,230,000	Royal Bank of Canada (c)	6.50%	11/24/85	10,184,894
17,200,000	Societe Generale S.A. (b) (c) (d)	9.38%	(a)	18,380,246
13,130,000	Societe Generale S.A. (b) (c) (d)	10.00%	(a)	14,619,887
6,200,000	Sumitomo Mitsui Financial Group, Inc. (b) (c)	6.60%	(a)	6,407,297
7,800,000	Swedbank AB (b) (c) (e)	7.75%	(a)	8,447,400
31,080,000	Toronto-Dominion Bank (The) (c)	8.13%	10/31/82	32,578,802
14,540,000	Toronto-Dominion Bank (The) (c)	6.35%	10/31/85	14,785,988
22,645,000	Wells Fargo & Co. (c)	6.85%	(a)	23,696,736
11,640,000	Wells Fargo & Co. (c)	7.63%	(a)	12,403,514
				1,036,882,503
	Capital Markets — 7.5%
8,435,000	Ares Finance Co. III LLC (c) (d)	4.13%	06/30/51	8,344,479
30,150,000	Charles Schwab (The) Corp., Series H (c)	4.00%	(a)	28,304,527
6,243,000	Credit Suisse Group AG, Claim (f) (g) (h) (i)			2,146,343
2,057,000	Credit Suisse Group AG, Claim (f) (g) (h) (i)			707,197
7,770,000	Credit Suisse Group AG, Claim (f) (g) (h) (i)			2,671,326
4,150,000	Credit Suisse Group AG, Claim (f) (g) (h) (i)			1,426,770

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$18,000,000	Credit Suisse Group AG, Claim (f) (g) (h) (i)			$6,188,400
13,000,000	Deutsche Bank AG (b) (c) (e)	8.13%	(a)	14,025,541
4,150,000	Goldman Sachs Group (The), Inc. (c)	6.85%	(a)	4,327,094
2,899,000	Goldman Sachs Group (The), Inc., Series T (c)	3.80%	(a)	2,885,372
8,651,000	Goldman Sachs Group (The), Inc., Series W (c)	7.50%	(a)	9,157,626
18,030,000	Goldman Sachs Group (The), Inc., Series X (c)	7.50%	(a)	19,043,484
8,000,000	Goldman Sachs Group (The), Inc., Series Y (c)	6.13%	(a)	8,154,859
811,000	Morgan Stanley, Series M	5.88%	(a)	807,887
8,400,000	Nomura Holdings, Inc. (b) (c)	7.00%	(a)	8,732,968
9,887,000	State Street Corp., Series I (c)	6.70%	(a)	10,261,154
12,570,000	State Street Corp., Series J (c)	6.70%	(a)	13,176,502
				140,361,529
	Consumer Finance — 1.2%
23,435,000	American Express Co. (c)	3.55%	(a)	23,205,780
	Diversified Telecommunication Services — 2.1%
21,286,000	Bell Canada (c)	7.00%	09/15/55	22,332,846
3,372,000	TELUS Corp. (c)	6.63%	10/15/55	3,450,247
12,275,000	TELUS Corp. (c)	7.00%	10/15/55	12,843,783
				38,626,876
	Electric Utilities — 6.9%
17,060,000	American Electric Power Co., Inc. (c)	6.95%	12/15/54	18,288,269
3,235,000	American Electric Power Co., Inc. (c)	3.88%	02/15/62	3,190,081
20,272,000	American Electric Power Co., Inc., Series D (c)	6.05%	03/15/56	20,137,690
10,850,000	Duke Energy Corp. (c)	6.45%	09/01/54	11,356,896
10,110,000	Entergy Corp. (c)	7.13%	12/01/54	10,590,407
7,050,000	Entergy Corp. (c)	6.10%	06/15/56	7,047,699
7,930,000	EUSHI Finance, Inc. (c)	7.63%	12/15/54	8,345,548
26,000,000	EUSHI Finance, Inc. (c)	6.25%	04/01/56	26,171,730
10,794,000	NextEra Energy Capital Holdings, Inc. (c)	6.75%	06/15/54	11,474,313
4,300,000	NextEra Energy Capital Holdings, Inc. (c)	6.50%	08/15/55	4,522,903
8,500,000	Southern (The) Co., Series 2025 (c)	6.38%	03/15/55	8,868,932
				129,994,468
	Financial Services — 2.4%
18,000,000	American AgCredit Corp. (c) (d)	5.25%	(a)	17,797,140
4,200,000	Capital Farm Credit ACA, Series 1 (c) (d)	5.00%	(a)	4,201,470
650,000	Compeer Financial ACA (c) (d)	4.88%	(a)	640,501
4,400,000	Compeer Financial ACA (c) (d)	7.88%	(a)	4,542,846
5,280,000	Corebridge Financial, Inc. (c)	6.88%	(a)	5,489,526
12,355,000	Corebridge Financial, Inc. (c)	6.38%	09/15/54	12,628,918
755,000	Voya Financial, Inc., Series A (c)	7.76%	(a)	799,407
				46,099,808
	Food Products — 1.7%
1,200,000	Dairy Farmers of America, Inc. (j)	7.13%	(a)	1,210,194
2,131,000	Land O’Lakes Capital Trust I (j)	7.45%	03/15/28	2,201,939
9,646,000	Land O’Lakes, Inc. (d)	7.00%	(a)	8,633,170
11,115,000	Land O’Lakes, Inc. (d)	7.25%	(a)	10,281,067
400,000	Land O’Lakes, Inc. (e)	7.25%	(a)	369,989
9,185,000	Land O’Lakes, Inc. (d)	8.00%	(a)	9,219,015
				31,915,374

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Gas Utilities — 1.0%
$5,800,000	AltaGas Ltd. (c) (d)	7.20%	10/15/54	$6,035,254
12,240,000	Spire, Inc. (c)	6.45%	06/01/56	12,363,487
				18,398,741
	Independent Power and Renewable Electricity Producers — 1.0%
19,491,000	AES (The) Corp. (c)	6.95%	07/15/55	19,069,057
	Insurance — 8.5%
6,800,000	Allianz SE (b) (c) (d)	6.55%	(a)	7,082,057
5,090,000	American National Group, Inc. (c)	7.00%	12/01/55	5,144,183
4,288,000	Assurant, Inc. (c)	7.00%	03/27/48	4,417,333
2,300,000	Assured Guaranty Municipal Holdings, Inc. (c) (d)	6.40%	12/15/66	2,162,851
1,700,000	Assured Guaranty Municipal Holdings, Inc. (c) (e)	6.40%	12/15/66	1,598,629
9,794,000	Athene Holding Ltd. (c)	6.88%	06/28/55	9,816,428
3,822,000	AXIS Specialty Finance LLC (c)	4.90%	01/15/40	3,690,112
13,200,000	CNP Assurances S.A. (b) (c) (e)	4.88%	(a)	12,567,728
10,178,000	Global Atlantic Fin Co. (c) (d)	7.95%	10/15/54	10,528,316
11,295,000	Global Atlantic Fin Co. (c) (d)	7.25%	03/01/56	11,391,177
22,521,000	Hartford Insurance Group (The), Inc., 3 Mo. CME Term SOFR + CSA + 2.13% (d) (k)	6.24%	02/12/47	21,489,066
2,464,000	Kuvare US Holdings, Inc. (c) (d)	7.00%	02/17/51	2,460,851
6,850,000	Lancashire Holdings Ltd. (c) (e)	5.63%	09/18/41	6,860,346
7,078,000	Liberty Mutual Group, Inc. (c) (d)	4.13%	12/15/51	7,006,440
6,585,000	Liberty Mutual Group, Inc. (d)	4.30%	02/01/61	4,418,671
4,000,000	Lincoln National Corp., Series C (c)	9.25%	(a)	4,298,076
10,100,000	Meiji Yasuda Life Insurance Co. (c) (d)	6.10%	06/11/55	10,400,778
6,514,000	MetLife Capital Trust IV (d)	7.88%	12/15/37	7,228,156
2,900,000	MetLife, Inc. (d)	9.25%	04/08/38	3,485,716
13,932,000	MetLife, Inc., Series G (c)	6.35%	03/15/55	14,638,868
4,144,000	Nippon Life Insurance Co. (c) (d)	6.50%	04/30/55	4,436,483
4,175,000	Prudential Financial, Inc. (c)	6.00%	09/01/52	4,314,771
				159,437,036
	Multi-Utilities — 4.7%
2,129,000	Algonquin Power & Utilities Corp. (c)	4.75%	01/18/82	2,114,888
13,575,000	CenterPoint Energy, Inc., Series B (c)	6.85%	02/15/55	14,407,392
11,578,000	Dominion Energy, Inc. (c)	6.63%	05/15/55	11,909,536
11,109,000	Dominion Energy, Inc. (c)	6.20%	02/15/56	11,152,310
198,000	Dominion Energy, Inc., Series A (c)	6.88%	02/01/55	206,281
15,859,000	Dominion Energy, Inc., Series B (c)	7.00%	06/01/54	17,156,773
8,037,000	NiSource, Inc. (c)	6.38%	03/31/55	8,308,819
18,364,000	Sempra (c)	6.40%	10/01/54	18,586,865
3,522,000	Sempra (c)	6.88%	10/01/54	3,612,181
				87,455,045
	Oil, Gas & Consumable Fuels — 3.0%
11,955,000	Enbridge, Inc. (c)	7.63%	01/15/83	13,046,659
29,131,000	Enbridge, Inc. (c)	8.50%	01/15/84	33,343,983
5,892,000	Energy Transfer, L.P., Series G (c)	7.13%	(a)	6,102,981
4,050,000	Transcanada Trust (c)	5.60%	03/07/82	4,033,159
				56,526,782
	Trading Companies & Distributors — 0.6%
11,935,000	Air Lease Corp., Series D (c)	6.00%	(a)	11,533,723

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Wireless Telecommunication Services — 0.5%
$8,552,000	Rogers Communications, Inc. (c)	7.13%	04/15/55	$8,971,726
	Total Capital Preferred Securities			1,808,478,448
	(Cost $1,740,750,952)

	Total Investments — 97.6%			1,833,839,502
	(Cost $1,766,753,447)
	Net Other Assets and Liabilities — 2.4%			45,056,536
	Net Assets — 100.0%			$1,878,896,038

(a)	Perpetual maturity.
(b)
This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At January 31, 2026, securities noted as such amounted to $596,120,545 or 31.7% of net assets. Of these securities, 6.8% originated in emerging markets, and 93.2% originated in foreign markets.

(c)	Fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2026. At a predetermined date, the fixed rate will change to a variable rate.
(d)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2026, securities noted as such amounted to $366,352,910 or
19.5% of net assets.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Claim pending with the administrative court of Switzerland.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(h)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
January 31, 2026, securities noted as such are valued at $13,140,036 or 0.7% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

(k)	Floating or variable rate security.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
SOFR	– Secured Overnight Financing Rate

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Country Allocation†	% of Net Assets
United States	46.9%
Canada	17.1
France	8.6
United Kingdom	7.9
Spain	5.3
Netherlands	2.7
Germany	2.4
Japan	2.2
Mexico	1.9
Finland	0.8
Switzerland	0.7
Sweden	0.5
Bermuda	0.4
Chile	0.2
Total Investments	97.6
Net Other Assets and Liabilities	2.4
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$1,000 Par Preferred Securities*	$25,361,054	$25,361,054	$—	$—
Capital Preferred Securities:
Capital Markets	140,361,529	—	127,221,493	13,140,036
Other Industry Categories*	1,668,116,919	—	1,668,116,919	—
Total Investments	$1,833,839,502	$25,361,054	$1,795,338,412	$13,140,036

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of January 31, 2026, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets

Dairy Farmers of America, Inc., 7.13%	01/21/21 - 12/08/21	$1,200,000	$100.85	$1,222,750	$1,210,194	0.06%
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	05/04/18 - 10/02/25	2,131,000	103.33	2,197,390	2,201,939	0.12
				$3,420,140	$3,412,133	0.18%

First Trust Exchange-Traded Fund III
Additional Information
January 31, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.